Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies:
Organization and Description of Business—
HealthSouth Corporation, incorporated in Delaware in 1984, including its subsidiaries, is one of the nation’s largest providers of post-acute healthcare services, offering both facility-based and home-based post-acute services in 35 states and Puerto Rico through our network of inpatient rehabilitation hospitals, home health agencies, and hospice agencies. As a result of the December 31, 2014 acquisition of Encompass Home Health and Hospice (“Encompass”), management changed the way it manages and operates the consolidated reporting entity and modified the reports used by its chief operating decision maker to assess performance and allocate resources. These changes required us to revise our segment reporting from our historic presentation of only one reportable segment. We now manage our operations and disclose financial information using two reportable segments: (1) inpatient rehabilitation and (2) home health and hospice. See Note 18, Segment Reporting.
Basis of Presentation and Consolidation—
The accompanying consolidated financial statements of HealthSouth and its subsidiaries were prepared in accordance with generally accepted accounting principles in the United States of America and include the assets, liabilities, revenues, and expenses of all wholly-owned subsidiaries, majority-owned subsidiaries over which we exercise control, and, when applicable, entities in which we have a controlling financial interest.
We use the equity method to account for our investments in entities we do not control, but where we have the ability to exercise significant influence over operating and financial policies. Consolidated Net income attributable to HealthSouth includes our share of the net earnings of these entities. The difference between consolidation and the equity method impacts certain of our financial ratios because of the presentation of the detailed line items reported in the consolidated financial statements for consolidated entities compared to a one line presentation of equity method investments.
We use the cost method to account for our investments in entities we do not control and for which we do not have the ability to exercise significant influence over operating and financial policies. In accordance with the cost method, these investments are recorded at the lower of cost or fair value, as appropriate.
We eliminate all significant intercompany accounts and transactions from our financial results.
Variable Interest Entities—
Effective January 1, 2016, in connection with our adoption of ASU 2015-02, we updated our evaluation of all jointly held legal entities to determine whether they are now variable interest entities (“VIEs”) under the new guidance. Any entity considered a VIE is evaluated to determine which party is the primary beneficiary and thus should consolidate the VIE. This analysis is complex, involves uncertainties, and requires significant judgment on various matters. In order to determine if we are the primary beneficiary of a VIE, we must determine what activities most significantly impact the economic performance of the entity, whether we have the power to direct those activities, and if our obligation to absorb losses or receive benefits from the VIE could potentially be significant to the VIE.
Use of Estimates and Assumptions—
The preparation of our consolidated financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions are used for, but not limited to: (1) allowance for contractual revenue adjustments; (2) allowance for doubtful accounts; (3) fair value of acquired assets and assumed liabilities in business combinations; (4) asset impairments, including goodwill; (5) depreciable lives of assets; (6) useful lives of intangible assets; (7) economic lives and fair value of leased assets; (8) income tax valuation allowances; (9) uncertain tax positions; (10) fair value of stock options and restricted stock containing a market condition; (11) fair value of redeemable noncontrolling interests; (12) reserves for self-insured healthcare plans; (13) reserves for professional, workers’ compensation, and comprehensive general insurance liability risks; and (14) contingency and litigation reserves. Future events and their effects cannot be predicted with certainty; accordingly, our accounting estimates require the exercise of judgment. The accounting estimates used in the preparation of our consolidated financial statements will change as new events occur, as more experience is acquired, as additional information is obtained, and as our operating environment changes. We evaluate and update our assumptions and estimates on an ongoing basis and may employ outside experts to assist in our evaluation, as considered necessary. Actual results could differ from those estimates.
Risks and Uncertainties—
As a healthcare provider, we are required to comply with extensive and complex laws and regulations at the federal, state, and local government levels. These laws and regulations relate to, among other things:

•	licensure, certification, and accreditation;

•	policies, either at the national or local level, delineating what conditions must be met to qualify for reimbursement under Medicare (also referred to as coverage requirements);

•	coding and billing for services;

•	requirements of the 60% compliance threshold under The Medicare, Medicaid and State Children’s Health Insurance Program (SCHIP) Extension Act of 2007;

•	relationships with physicians and other referral sources, including physician self-referral and anti-kickback laws;

•	quality of medical care;

•	use and maintenance of medical supplies and equipment;

•	maintenance and security of patient information and medical records;

•	acquisition and dispensing of pharmaceuticals and controlled substances; and

•	disposal of medical and hazardous waste.
In the future, changes in these laws or regulations or the manner in which they are enforced could subject our current or past practices to allegations of impropriety or illegality or could require us to make changes in our hospitals, equipment, personnel, services, capital expenditure programs, operating procedures, contractual arrangements, and patient admittance practices, as well as the way in which we deliver home health and hospice services.
If we fail to comply with applicable laws and regulations, we could be required to return portions of reimbursements deemed after the fact to have not been appropriate. We could also be subjected to liabilities, including (1) criminal penalties, (2) civil penalties, including monetary penalties and the loss of our licenses to operate one or more of our hospitals or agencies, and (3) exclusion or suspension of one or more of our hospitals from participation in the Medicare, Medicaid, and other federal and state healthcare programs which, if lengthy in duration and material to us, could potentially trigger a default under our credit agreement. Because Medicare comprises a significant portion of our Net operating revenues, it is important for us to remain compliant with the laws and regulations governing the Medicare program and related matters including anti-kickback and anti-fraud requirements. Reductions in reimbursements, substantial damages, and other remedies assessed against us could have a material adverse effect on our business, financial position, results of operation, and cash flows. Even the assertion of a violation, depending on its nature, could have a material adverse effect upon our stock price or reputation.
Historically, the United States Congress and some state legislatures have periodically proposed significant changes in regulations governing the healthcare system. Many of these changes have resulted in limitations on the increases in and, in some cases, significant roll-backs or reductions in the levels of payments to healthcare providers for services under many government reimbursement programs. There can be no assurance that future governmental initiatives will not result in pricing roll-backs or freezes or reimbursement reductions. Because we receive a significant percentage of our revenues from Medicare, such changes in legislation might have a material adverse effect on our financial position, results of operations, and cash flows.
Pursuant to legislative directives and authorizations from Congress, the United States Centers for Medicare and Medicaid Services (“CMS”) developed and instituted various Medicare audit programs. We undertake significant efforts through training and education to ensure compliance with coding and medical necessity coverage rules. Despite our belief that our coding and assessment of patients is accurate, audits may lead to assertions that we have been underpaid or overpaid by Medicare or submitted improper claims in some instances, require us to incur additional costs to respond to requests for records and defend the validity of payments and claims, and ultimately require us to refund any amounts determined to have been overpaid. We cannot predict when or how these programs will affect us.
In addition, there are increasing pressures from many third-party payors to control healthcare costs and to reduce or limit increases in reimbursement rates for medical services. Our relationships with managed care and nongovernmental third-party payors are generally governed by negotiated agreements. These agreements set forth the amounts we are entitled to receive for our services. We could be adversely affected in some of the markets where we operate if we are unable to negotiate and maintain favorable agreements with third-party payors.
Our third-party payors may also, from time to time, request audits of the amounts paid, or to be paid, to us. We could be adversely affected in some of the markets where we operate if the auditing payor alleges substantial overpayments were made to us due to coding errors or lack of documentation to support medical necessity determinations.
As discussed in Note 17, Contingencies and Other Commitments, we are a party to a number of lawsuits. We cannot predict the outcome of litigation filed against us. Substantial damages or other monetary remedies assessed against us could have a material adverse effect on our business, financial position, results of operations, and cash flows.
Net Operating Revenues—
We derived consolidated Net operating revenues from the following payor sources:

	For the Year Ended December 31,
	2016	2015	2014
Medicare	75.2%	74.9%	74.1%
Medicare Advantage	7.9%	7.9%	7.4%
Managed care	9.8%	9.8%	11.2%
Medicaid	3.2%	3.0%	1.8%
Other third-party payors	1.4%	1.7%	1.8%
Workers' compensation	0.8%	0.9%	1.2%
Patients	0.5%	0.6%	1.0%
Other income	1.2%	1.2%	1.5%
Total	100.0%	100.0%	100.0%

We record gross service charges in our accounting records on an accrual basis using our established rates for the type of service provided to the patient. We recognize an estimated contractual allowance and an estimate of potential subsequent adjustments that may arise from post-payment and other reviews to reduce gross patient charges to the amount we estimate we will actually realize for the service rendered based upon previously agreed to rates with a payor. Our accounting systems calculate contractual allowances on a patient-by-patient basis based on the rates in effect for each primary third-party payor.
Management continually reviews the contractual estimation process to consider and incorporate updates to laws and regulations and the frequent changes in managed care contractual terms that result from contract renegotiations and renewals. Due to complexities involved in determining amounts ultimately due under reimbursement arrangements with third-party payors, which are often subject to interpretation, we may receive reimbursement for healthcare services authorized and provided that is different from our estimates, and such differences could be material. In addition, laws and regulations governing the Medicare and Medicaid programs are complex, subject to interpretation, and are routinely modified for provider reimbursement. All healthcare providers participating in the Medicare and Medicaid programs are required to meet certain financial reporting requirements. Federal regulations require submission of annual cost reports covering medical costs and expenses associated with the services provided under each hospital, home health, and hospice provider number to program beneficiaries. Annual cost reports required under the Medicare and Medicaid programs are subject to routine audits, which may result in adjustments to the amounts ultimately determined to be due to HealthSouth under these reimbursement programs. These audits often require several years to reach the final determination of amounts earned under the programs. If actual results are not consistent with our assumptions and judgments, we may be exposed to gains or losses that could be material.
CMS has been granted authority to suspend payments, in whole or in part, to Medicare providers if CMS possesses reliable information an overpayment, fraud, or willful misrepresentation exists. If CMS suspects payments are being made as the result of fraud or misrepresentation, CMS may suspend payment at any time without providing prior notice to us. The initial suspension period is limited to 180 days. However, the payment suspension period can be extended almost indefinitely if the matter is under investigation by the United States Department of Health and Human Services Office of Inspector General (the “HHS-OIG”) or the United States Department of Justice. Therefore, we are unable to predict if or when we may be subject to a suspension of payments by the Medicare and/or Medicaid programs, the possible length of the suspension period, or the potential cash flow impact of a payment suspension. Any such suspension would adversely impact our financial position, results of operations, and cash flows.
Pursuant to legislative directives and authorizations from Congress, CMS has developed and instituted various Medicare audit programs under which CMS contracts with private companies to conduct claims and medical record audits. As a matter of course, we undertake significant efforts through training and education to ensure compliance with Medicare requirements. However, audits may lead to assertions we have been underpaid or overpaid by Medicare or submitted improper claims in some instances, require us to incur additional costs to respond to requests for records and defend the validity of payments and claims, and ultimately require us to refund any amounts determined to have been overpaid. We cannot predict when or how these audit programs will affect us.
Inpatient Rehabilitation Revenues
Our inpatient rehabilitation segment derived its Net operating revenues from the following payor sources:

	For the Year Ended December 31,
	2016	2015	2014
Medicare	73.3%	73.2%	73.9%
Medicare Advantage	7.7%	7.9%	7.5%
Managed care	11.2%	11.1%	11.3%
Medicaid	3.0%	2.5%	1.8%
Other third-party payors	1.8%	2.0%	1.8%
Workers’ compensation	1.0%	1.1%	1.2%
Patients	0.6%	0.7%	1.0%
Other income	1.4%	1.5%	1.5%
Total	100.0%	100.0%	100.0%

Revenues recognized by our inpatient rehabilitation segment are subject to a number of elements which impact both the overall amount of revenue realized as well as the timing of the collection of the related accounts receivable. Factors that are considered and could influence the level of our reserves include the patient’s total length of stay for in-house patients, each patient’s discharge destination, the proportion of patients with secondary insurance coverage and the level of reimbursement under that secondary coverage, and the amount of charges that will be disallowed by payors. Such additional factors are assumed to remain consistent with the experience for patients discharged in similar time periods for the same payor classes, and additional reserves are provided to account for these factors.
In connection with CMS approved and announced Recovery Audit Contractors (“RACs”) audits related to inpatient rehabilitation facilities (“IRFs”), we received requests from 2013 to 2016 to review certain patient files for discharges occurring from 2010 to 2016. These RAC audits are post-payment reviews focused on identifying Medicare claims that may contain improper payments. RAC contractors must have CMS approval before conducting these focused reviews ranging from billing documentation to medical necessity. Medical necessity is an assessment by an independent physician of a patient’s ability to tolerate and benefit from intensive multi-disciplinary therapy provided in an IRF setting.
To date, the Medicare payments that are subject to these audit requests represent less than 1% of our Medicare patient discharges from 2010 to 2016, and not all of these patient file requests have resulted in payment denial determinations by the RACs. Because we have confidence in the medical judgment of both the referring and the admitting physicians who assess the treatment needs of their patients, we have appealed substantially all RAC denials arising from these audits using the same process we follow for appealing denials of certain diagnosis codes by Medicare Administrative Contractors (“MACs”) (see “Accounts Receivable and Allowance for Doubtful Accounts” below). Due to the delays announced by CMS in the related adjudication process, we believe the resolution of any claims that are subsequently denied as a result of these RAC audits could take in excess of three years. In addition, because we have limited experience with RACs in the context of post-payment reviews of this nature, we cannot provide assurance as to the future success of these disputes. As such, we make provisions for these claims based on our historical experience and success rates in the claims adjudication process, which is the same process we follow for appealing denials of certain diagnosis codes by MACs. As the ultimate results of these audits impact our estimates of amounts determined to be due to HealthSouth under these reimbursement programs, our provision for claims that are part of this post-payment review process are recorded to Net operating revenues. During 2016, 2015, and 2014, our adjustment to Net operating revenues for post-payment claims that are part of this review process was not material.
Home Health and Hospice Revenues
The results of operations for our home health and hospice segment in 2014 included only the results of HealthSouth’s legacy hospital-based home health agencies. Our home health and hospice segment derived its Net operating revenues from the following payor sources:

	For the Year Ended December 31,
	2016	2015	2014
Medicare	82.9%	83.7%	96.9%
Medicare Advantage	8.7%	7.7%	0.7%
Managed care	3.9%	3.0%	1.1%
Medicaid	4.3%	5.5%	—%
Other third-party payors	—%	—%	1.0%
Workers’ compensation	—%	—%	0.3%
Patients	0.1%	0.1%	—%
Other income	0.1%	—%	—%
Total	100.0%	100.0%	100.0%

Home health and hospice revenues are earned as services are performed either on an episode of care basis, on a per visit basis, or on a daily basis, depending upon the payment terms and conditions established with each payor for services provided.
Home Health
Under the Medicare home health prospective payment system, we are paid by Medicare based on episodes of care. An episode of care is defined as a length of stay up to 60 days, with multiple continuous episodes allowed. A base episode payment is established by the Medicare program through federal legislation. The base episode payment can be adjusted based on each patient’s health including clinical condition, functional abilities, and service needs, as well as for the applicable geographic wage index, low utilization, patient transfers, and other factors. The services covered by the episode payment include all disciplines of care in addition to medical supplies.
A portion of reimbursement from each Medicare episode is billed near the start of each episode, and cash is typically received before all services are rendered. Revenue for the episode of care is recorded over an average length of treatment period using a calendar day prorating method. The amount of revenue recognized for episodes of care which are incomplete at period end is based on the pro rata number of days in the episode which have been completed as of the period end date. As of December 31, 2016, the difference between the cash received from Medicare for a request for anticipated payment on episodes in progress and the associated estimated revenue was not material and was recorded in Other current liabilities in our condensed consolidated balance sheets.
We are subject to certain Medicare regulations affecting outlier revenue if our patient’s care was unusually costly. Regulations require a cap on all outlier revenue at 10% of total Medicare revenue received by each provider during a cost reporting year. Management has reviewed the potential cap. Reserves recorded for the outlier cap were not material as of December 31, 2016.
For episodic-based rates that are paid by other insurance carriers, including Medicare Advantage, we recognize revenue in a similar manner as discussed above for Medicare revenues. However, these rates can vary based upon the negotiated terms. For non-episodic-based revenue, gross revenue is recorded on an accrual basis based upon the date of service at amounts equal to our established or estimated per-visit rates. Contractual allowances are recorded for the differences between our standard rates and the applicable contracted rates.
Hospice
Medicare revenues for hospice are recorded on an accrual basis based on the number of days a patient has been on service at amounts equal to an estimated daily or hourly payment rate. The payment rate is dependent on whether a patient is receiving routine home care, general inpatient care, continuous home care or respite care. Adjustments to Medicare revenues are recorded based on an inability to obtain appropriate billing documentation or authorizations acceptable to the payor or other reasons unrelated to credit risk. Hospice companies are subject to two specific payment limit caps under the Medicare program. One limit relates to inpatient care days that exceed 20% of the total days of hospice care provided for the year. The second limit relates to an aggregate Medicare reimbursement cap calculated by the Medicare fiscal intermediary. Currently, we do not believe we are at risk for exceeding these caps and have not recorded a reserve for these caps as of December 31, 2016.
For non-Medicare hospice revenues, we record gross revenue on an accrual basis based upon the date of service at amounts equal to our established rates or estimated per day rates, as applicable. Contractual adjustments are recorded for the difference between our established rates and the amounts estimated to be realizable from patients and third parties for services provided and are deducted from gross revenue to determine our net service revenue.
We are subject to changes in government legislation that could impact Medicare payment levels and changes in payor patterns that may impact the level and timing of payments for services rendered.
Cash and Cash Equivalents—
Cash and cash equivalents include highly liquid investments with maturities of three months or less when purchased. Carrying values of Cash and cash equivalents approximate fair value due to the short-term nature of these instruments.
We maintain amounts on deposit with various financial institutions, which may, at times, exceed federally insured limits. However, management periodically evaluates the credit-worthiness of those institutions, and we have not experienced any losses on such deposits.
Marketable Securities—
We record all equity securities with readily determinable fair values and for which we do not exercise significant influence as available-for-sale securities. We carry the available-for-sale securities at fair value and report unrealized holding gains or losses, net of income taxes, in Accumulated other comprehensive loss, which is a separate component of shareholders’ equity. We recognize realized gains and losses in our consolidated statements of operations using the specific identification method.
Unrealized losses are charged against earnings when a decline in fair value is determined to be other than temporary. Management reviews several factors to determine whether a loss is other than temporary, such as the length of time a security is in an unrealized loss position, the extent to which fair value is less than cost, the financial condition and near term prospects of the issuer, industry, or geographic area and our ability and intent to hold the security for a period of time sufficient to allow for any anticipated recovery in fair value.
Accounts Receivable and Allowance for Doubtful Accounts—
We report accounts receivable at estimated net realizable amounts from services rendered from federal and state agencies (under the Medicare and Medicaid programs), managed care health plans, commercial insurance companies, workers’ compensation programs, employers, and patients. Our accounts receivable are geographically dispersed, but a significant portion of our revenues are concentrated by type of payors. The concentration of net patient service accounts receivable by payor class, as a percentage of total net patient service accounts receivable, is as follows:

	As of December 31,
	2016	2015
Medicare	73.0%	70.5%
Managed care and other discount plans, including Medicare Advantage	18.5%	19.7%
Medicaid	2.7%	2.9%
Other third-party payors	3.3%	4.1%
Workers' compensation	1.6%	1.9%
Patients	0.9%	0.9%
Total	100.0%	100.0%

While revenues and accounts receivable from the Medicare program are significant to our operations, we do not believe there are significant credit risks associated with this government agency. We do not believe there are any other significant concentrations of revenues from any particular payor that would subject us to any significant credit risks in the collection of our accounts receivable.
We provide for accounts receivable that could become uncollectible by establishing an allowance to reduce the carrying value of such receivables to their estimated net realizable value. Additions to the allowance for doubtful accounts are made by means of the Provision for doubtful accounts. We write off uncollectible accounts (after exhausting collection efforts) against the allowance for doubtful accounts. Subsequent recoveries are recorded via the Provision for doubtful accounts.
We estimate our allowance for doubtful accounts based on the aging of our accounts receivable, our historical collection experience for each type of payor, and other relevant factors so that the remaining receivables, net of allowances, are reflected at their estimated net realizable values. Accounts requiring collection efforts are reviewed via system-generated work queues that automatically stage (based on age and size of outstanding balance) accounts requiring collection efforts for patient account representatives. Collection efforts include contacting the applicable party (both in writing and by telephone), providing information (both financial and clinical) to allow for payment or to overturn payor decisions to deny payment, and arranging payment plans with self-pay patients, among other techniques. When we determine all in-house efforts have been exhausted or it is a more prudent use of resources, accounts may be turned over to a collection agency. Accounts are written off after all collection efforts (internal and external) have been exhausted.
The collection of outstanding receivables from Medicare, managed care payors, other third-party payors, and patients is our primary source of cash and is critical to our operating performance. While it is our policy to verify insurance prior to a patient being admitted, there are various exceptions that can occur. Such exceptions include instances where we are (1) unable to obtain verification because the patient’s insurance company was unable to be reached or contacted, (2) a determination is made that a patient may be eligible for benefits under various government programs, such as Medicaid, and it takes several days, weeks, or months before qualification for such benefits is confirmed or denied, and (3) the patient is transferred to our hospital from an acute care hospital without having access to a credit card, cash, or check to pay the applicable patient responsibility amounts (i.e., deductibles and co-payments).
Our primary collection risks relate to patient responsibility amounts and pre-payment claim reviews conducted by MACs. Patient responsibility amounts include accounts for which the patient was the primary payor or the primary insurance carrier has paid the amounts covered by the applicable agreement, but patient co-payment amounts remain outstanding. Changes in the economy, such as increased unemployment rates or periods of recession, can further exacerbate our ability to collect patient responsibility amounts.
For several years, under programs designated as “widespread probes,” certain of our MACs have conducted pre-payment claim reviews of supporting documentation in patient medical files and have denied payment based on the assertion that the IRF admission lacked medical necessity, including one MACs denial of all claims under certain diagnosis codes. We dispute, or “appeal,” most of these denials, and for claims we choose to take to administrative law judge hearings, we have historically experienced an approximate 70% success rate. The resolution of these disputes can take in excess of three years, and we cannot provide assurance as to our ongoing and future success of these disputes. As such, we make provisions against these receivables in accordance with our accounting policy that necessarily considers historical collection trends of the receivables in this review process as part of our Provision for doubtful accounts. Because we do not write-off receivables until all collection efforts have been exhausted, we do not write off receivables related to denied claims while they are in this review process. When the amount collected related to denied claims differs from the net amount previously recorded, these collection differences are recorded in the Provision for doubtful accounts. As a result, the timing of these denials by MACs and their subsequent collection can create volatility in our Provision for doubtful accounts.
If actual results are not consistent with our assumptions and judgments, we may be exposed to gains or losses that could be material. Changes in general economic conditions, business office operations, payor mix, or trends in federal or state governmental and private employer healthcare coverage could affect our collection of accounts receivable, financial position, results of operations, and cash flows.
Property and Equipment—
We report land, buildings, improvements, vehicles, and equipment at cost, net of accumulated depreciation and amortization and any asset impairments. We report assets under capital lease obligations at the lower of fair value or the present value of the aggregate future minimum lease payments at the beginning of the lease term. We depreciate our assets using the straight-line method over the shorter of the estimated useful life of the assets or life of the lease term, excluding any lease renewals, unless the lease renewals are reasonably assured. Useful lives are generally as follows:

Years
Buildings	10 to 30
Leasehold improvements	2 to 15
Vehicles	5
Furniture, fixtures, and equipment	2 to 10
Assets under capital lease obligations:
Real estate	15 to 25
Vehicles	3
Equipment	3 to 5

Maintenance and repairs of property and equipment are expensed as incurred. We capitalize replacements and betterments that increase the estimated useful life of an asset. We capitalize pre-acquisition costs when they are directly identifiable with a specific property, the costs would be capitalizable if the property were already acquired, and acquisition of the property is probable. We capitalize interest expense on major construction and development projects while in progress.
We retain fully depreciated assets in property and accumulated depreciation accounts until we remove them from service. In the case of sale, retirement, or disposal, the asset cost and related accumulated depreciation balances are removed from the respective accounts, and the resulting net amount, less any proceeds, is included as a component of income from continuing operations in the consolidated statements of operations. However, if the sale, retirement, or disposal involves a discontinued operation, the resulting net amount, less any proceeds, is included in the results of discontinued operations.
We account for operating leases by recognizing rents, including any rent holidays, on a straight-line basis over the term of the lease.
Goodwill and Other Intangible Assets—
We are required to test our goodwill and indefinite-lived intangible asset for impairment at least annually, absent some triggering event that would accelerate an impairment assessment. Absent any impairment indicators, we perform this impairment testing as of October 1st of each year. We recognize an impairment charge for any amount by which the carrying amount of the asset exceeds its implied fair value. We present an impairment charge as a separate line item within income from continuing operations in the consolidated statements of operations, unless the impairment is associated with a discontinued operation. In that case, we include the impairment charge, on a net-of-tax basis, within the results of discontinued operations.
We assess qualitative factors in our inpatient rehabilitation and home health and hospice reporting units to determine whether it is necessary to perform the first step of the two-step quantitative impairment test. If, based on this qualitative assessment, we were to believe we must proceed to Step 1, we would determine the fair value of our reporting units using generally accepted valuation techniques including the income approach and the market approach. The income approach includes the use of each reporting unit’s discounted projected operating results and cash flows. This approach includes many assumptions related to pricing and volume, operating expenses, capital expenditures, discount factors, tax rates, etc. Changes in economic and operating conditions impacting these assumptions could result in goodwill impairment in future periods. We reconcile the estimated fair value of our reporting units to our market capitalization. When we dispose of a hospital or home health or hospice agency, goodwill is allocated to the gain or loss on disposition using the relative fair value methodology.
We assess qualitative factors related to our indefinite-lived intangible asset to determine whether it is necessary to perform the first step of the two-step quantitative impairment test. If, based on this qualitative assessment, we were to believe we must proceed to Step 1, we would determine the fair value of our indefinite-lived intangible asset using generally accepted valuation techniques including the relief-from-royalty method. This method is a form of the income approach in which value is equated to a series of cash flows and discounted at a risk-adjusted rate. It is based on a hypothetical royalty, calculated as a percentage of forecasted revenue, that we would otherwise be willing to pay to use the asset, assuming it were not already owned. This approach includes assumptions related to pricing and volume, as well as a royalty rate a hypothetical third party would be willing to pay for use of the asset. When making our royalty rate assumption, we consider rates paid in arms-length licensing transactions for assets comparable to our asset.
We amortize the cost of intangible assets with finite useful lives over their respective estimated useful lives to their estimated residual value. As of December 31, 2016, none of our finite useful lived intangible assets has an estimated residual value. We also review these assets for impairment whenever events or changes in circumstances indicate we may not be able to recover the asset’s carrying amount.
The range of estimated useful lives and the amortization basis for our intangible assets, excluding goodwill, are generally as follows:

Estimated Useful Life and Amortization Basis
Certificates of need	10 to 30 years using straight-line basis
Licenses	10 to 20 years using straight-line basis
Noncompete agreements	1 to 18 years using straight-line basis
Trade names:
Encompass	indefinite-lived asset
All other	1 to 20 years using straight-line basis
Internal-use software	3 to 7 years using straight-line basis
Market access assets	20 years using accelerated basis

We capitalize the costs of obtaining or developing internal-use software, including external direct costs of material and services and directly related payroll costs. Amortization begins when the internal-use software is ready for its intended use. Costs incurred during the preliminary project and post-implementation stages, as well as maintenance and training costs, are expensed as incurred.
Our market access assets are valued using discounted cash flows under the income approach. The value of the market access assets is attributable to our ability to gain access to and penetrate an acquired facility’s historical market patient base. To determine this value, we first develop a debt-free net cash flow forecast under various patient volume scenarios. The debt-free net cash flow is then discounted back to present value using a discount factor, which includes an adjustment for company-specific risk. As noted in the above table, we amortize these assets over 20 years using an accelerated basis that reflects the pattern in which we believe the economic benefits of the market access will be consumed.
Impairment of Long-Lived Assets and Other Intangible Assets—
We assess the recoverability of long-lived assets (excluding goodwill and our indefinite-lived asset) and identifiable acquired intangible assets with finite useful lives, whenever events or changes in circumstances indicate we may not be able to recover the asset’s carrying amount. We measure the recoverability of assets to be held and used by a comparison of the carrying amount of the asset to the expected net future cash flows to be generated by that asset, or, for identifiable intangibles with finite useful lives, by determining whether the amortization of the intangible asset balance over its remaining life can be recovered through undiscounted future cash flows. The amount of impairment of identifiable intangible assets with finite useful lives, if any, to be recognized is measured based on projected discounted future cash flows. We measure the amount of impairment of other long-lived assets (excluding goodwill) as the amount by which the carrying value of the asset exceeds the fair market value of the asset, which is generally determined based on projected discounted future cash flows or appraised values. We classify long-lived assets to be disposed of other than by sale as held and used until they are disposed. We report long-lived assets to be disposed of by sale as held for sale and recognize those assets in the balance sheet at the lower of carrying amount or fair value less cost to sell, and we cease depreciation.
Investments in and Advances to Nonconsolidated Affiliates—
Investments in entities we do not control but in which we have the ability to exercise significant influence over the operating and financial policies of the investee are accounted for under the equity method. Equity method investments are recorded at original cost and adjusted periodically to recognize our proportionate share of the investees’ net income or losses after the date of investment, additional contributions made, dividends or distributions received, and impairment losses resulting from adjustments to net realizable value. We record equity method losses in excess of the carrying amount of an investment when we guarantee obligations or we are otherwise committed to provide further financial support to the affiliate.
We use the cost method to account for equity investments for which the equity securities do not have readily determinable fair values and for which we do not have the ability to exercise significant influence. Under the cost method of accounting, private equity investments are carried at cost and are adjusted only for other-than-temporary declines in fair value, additional investments, or distributions deemed to be a return of capital.
Management periodically assesses the recoverability of our equity method and cost method investments and equity method goodwill for impairment. We consider all available information, including the recoverability of the investment, the earnings and near-term prospects of the affiliate, factors related to the industry, conditions of the affiliate, and our ability, if any, to influence the management of the affiliate. We assess fair value based on valuation methodologies, as appropriate, including discounted cash flows, estimates of sales proceeds, and external appraisals, as appropriate. If an investment or equity method goodwill is considered to be impaired and the decline in value is other than temporary, we record an appropriate write-down.
Financing Costs—
We amortize financing costs using the effective interest method over the expected life of the related debt. Excluding financing costs related to our revolving line of credit (which is included in Other long-term assets), financing costs are presented as a direct deduction from the face amount of the financings. The related expense is included in Interest expense and amortization of debt discounts and fees in our consolidated statements of operations.
We accrete discounts and amortize premiums using the effective interest method over the expected life of the related debt, and we report discounts or premiums as a direct deduction from, or addition to, the face amount of the financing. The related income or expense is included in Interest expense and amortization of debt discounts and fees in our consolidated statements of operations.
Fair Value Measurements—
Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions market participants would use in pricing an asset or liability.
The basis for these assumptions establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

•	Level 1 – Observable inputs such as quoted prices in active markets;

•	Level 2 – Inputs, other than quoted prices in active markets, that are observable either directly or indirectly; and

•	Level 3 – Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.
Assets and liabilities measured at fair value are based on one or more of three valuation techniques. The three valuation techniques are as follows:

•	Market approach – Prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities;

•	Cost approach – Amount that would be required to replace the service capacity of an asset (i.e., replacement cost); and

•	Income approach – Techniques to convert future cash flows to a single present amount based on market expectations (including present value techniques, option-pricing models, and lattice models).
Our financial instruments consist mainly of cash and cash equivalents, restricted cash, restricted marketable securities, accounts receivable, accounts payable, letters of credit, and long-term debt. The carrying amounts of cash and cash equivalents, restricted cash, accounts receivable, and accounts payable approximate fair value because of the short-term maturity of these instruments. The fair value of our letters of credit is deemed to be the amount of payment guaranteed on our behalf by third-party financial institutions. We determine the fair value of our long-term debt using quoted market prices, when available, or discounted cash flows based on various factors, including maturity schedules, call features, and current market rates.
On a recurring basis, we are required to measure our available-for-sale restricted marketable securities at fair value. The fair values of our available-for-sale restricted marketable securities are determined based on quoted market prices in active markets or quoted prices, dealer quotations, or alternative pricing sources supported by observable inputs in markets that are not considered to be active.
On a nonrecurring basis, we are required to measure property and equipment, goodwill, other intangible assets, investments in nonconsolidated affiliates, and assets and liabilities of discontinued operations at fair value. Generally, assets are recorded at fair value on a nonrecurring basis as a result of impairment charges or similar adjustments made to the carrying value of the applicable assets. The fair value of our property and equipment is determined using discounted cash flows and significant unobservable inputs, unless there is an offer to purchase such assets, which could be the basis for determining fair value. The fair value of our intangible assets, excluding goodwill, is determined using discounted cash flows and significant unobservable inputs. The fair value of our investments in nonconsolidated affiliates is determined using quoted prices in private markets, discounted cash flows or earnings, or market multiples derived from a set of comparables. The fair value of our assets and liabilities of discontinued operations is determined using discounted cash flows and significant unobservable inputs unless there is an offer to purchase such assets and liabilities, which would be the basis for determining fair value. The fair value of our goodwill is determined using discounted projected operating results and cash flows, which involve significant unobservable inputs.
See also the “Redeemable Noncontrolling Interests” section of this note.
Noncontrolling Interests in Consolidated Affiliates—
The consolidated financial statements include all assets, liabilities, revenues, and expenses of less-than-100%-owned affiliates we control. Accordingly, we have recorded noncontrolling interests in the earnings and equity of such entities. We record adjustments to noncontrolling interests for the allocable portion of income or loss to which the noncontrolling interests holders are entitled based upon their portion of the subsidiaries they own. Distributions to holders of noncontrolling interests are adjusted to the respective noncontrolling interests holders’ balance.
Convertible Perpetual Preferred Stock—
Our Convertible perpetual preferred stock contained fundamental change provisions that allowed the holder to require us to redeem the preferred stock for cash if certain events occurred. As redemption under these provisions was not solely within our control, we classified our Convertible perpetual preferred stock as temporary equity.
Redeemable Noncontrolling Interests—
Certain of our joint venture agreements contain provisions that allow our partners to require us to purchase their interests in the joint venture at fair value at certain points in the future. Likewise, and as discussed in Note 2, Business Combinations, certain members of Encompass management hold similar put rights regarding their interests in our home health and hospice business. Because these noncontrolling interests provide for redemption features that are not solely within our control, we classify them as Redeemable noncontrolling interests outside of permanent equity in our consolidated balance sheets. At the end of each reporting period, we compare the carrying value of the Redeemable noncontrolling interests to their estimated redemption value. If the estimated redemption value is greater than the current carrying value, the carrying value is adjusted to the estimated redemption value, with the adjustments recorded through equity in the line item Capital in excess of par value.
The fair value of the Redeemable noncontrolling interests related to our home health segment is determined using the product of a twelve-month specified performance measure and a specified median market price multiple based on a basket of public health companies. The fair value of our Redeemable noncontrolling interests in our joint venture hospitals is determined primarily using the income approach. The income approach includes the use of the hospital’s projected operating results and cash flows discounted using a rate that reflects market participant assumptions for the applicable hospitals, or Level 3 inputs. The projected operating results use management’s best estimates of economic and market conditions over the forecasted periods including assumptions for pricing and volume, operating expenses, and capital expenditures.
Share-Based Payments—
HealthSouth has shareholder-approved stock-based compensation plans that provide for the granting of stock-based compensation to certain employees and directors. All share-based payments to employees, excluding stock appreciation rights (“SARs”), are recognized in the financial statements based on their estimated grant-date fair value and amortized on a straight-line basis over the applicable requisite service period. Share-based payments to employees in the form of SARs are recognized in the financial statements based on their current fair value and expensed ratably over the applicable service period.
Litigation Reserves—
We accrue for loss contingencies associated with outstanding litigation for which management has determined it is probable a loss contingency exists and the amount of loss can be reasonably estimated. If the accrued amount associated with a loss contingency is greater than $5.0 million, we also accrue estimated future legal fees associated with the loss contingency. This requires management to estimate the amount of legal fees that will be incurred in the defense of the litigation. These estimates are based on our expectations of the scope, length to complete, and complexity of the claims. In the future, additional adjustments may be recorded as the scope, length, or complexity of outstanding litigation changes.
Advertising Costs—
We expense costs of print, radio, television, and other advertisements as incurred. Advertising expenses, primarily included in Other operating expenses within the accompanying consolidated statements of operations, were $7.5 million, $7.3 million, and $5.3 million in each of the years ended December 31, 2016, 2015, and 2014, respectively.
Professional Fees—Accounting, Tax, and Legal—
In 2016, 2015, and 2014, Professional fees—accounting, tax, and legal related primarily to legal and consulting fees for continued litigation and support matters discussed in Note 17, Contingencies and Other Commitments.
Income Taxes—
We provide for income taxes using the asset and liability method. This approach recognizes the amount of income taxes payable or refundable for the current year, as well as deferred tax assets and liabilities for the future tax consequence of events recognized in the consolidated financial statements and income tax returns. Deferred income tax assets and liabilities are adjusted to recognize the effects of changes in tax laws or enacted tax rates.
A valuation allowance is required when it is more likely than not some portion of the deferred tax assets will not be realized. Realization is dependent on generating sufficient future taxable income in the applicable tax jurisdiction. On a quarterly basis, we assess the likelihood of realization of our deferred tax assets considering all available evidence, both positive and negative. Our most recent operating performance, the scheduled reversal of temporary differences, our forecast of taxable income in future periods by jurisdiction, our ability to sustain a core level of earnings, and the availability of prudent tax planning strategies are important considerations in our assessment.
We evaluate our tax positions and establish assets and liabilities in accordance with the applicable accounting guidance on uncertainty in income taxes. We review these tax uncertainties in light of changing facts and circumstances, such as the progress of tax audits, and adjust them accordingly.
We have used the with-and-without method to determine when we will recognize excess tax benefits from stock-based compensation. Under this method in 2016, we recognized these excess tax benefits only after we fully realized the tax benefits of net operating losses.
HealthSouth and its corporate subsidiaries file a consolidated federal income tax return. Some subsidiaries consolidated for financial reporting purposes are not part of the consolidated group for federal income tax purposes and file separate federal income tax returns. State income tax returns are filed on a separate, combined, or consolidated basis in accordance with relevant state laws and regulations. Partnerships, limited liability companies, and other pass-through entities we consolidate or account for using the equity method of accounting file separate federal and state income tax returns. We include the allocable portion of each pass-through entity’s income or loss in our federal income tax return. We allocate the remaining income or loss of each pass-through entity to the other partners or members who are responsible for their portion of the taxes.
Assets and Liabilities in and Results of Discontinued Operations—
Effective January 1, 2015, in connection with a new standard issued by the FASB, we changed our criteria for determining which disposals are presented as discontinued operations. Historically, any component that had been disposed of or was classified as held for sale qualified for discontinued operations reporting unless there was significant continuing involvement with the disposed component or continuing cash flows. In contrast, we now report the disposal of the component, or group of components, as discontinued operations only when it represents a strategic shift that has, or will have, a major effect on our operations and financial results. As a result, the sale or disposal of a single HealthSouth facility no longer qualifies as a discontinued operation. This accounting change was made prospectively. No new components were recognized as discontinued operations during 2015 or 2016.
In the period a component of an entity has been disposed of or classified as held for sale, we reclassify the results of operations for current and prior periods into a single caption titled (Loss) income from discontinued operations, net of tax. In addition, we classify the assets and liabilities of those components as current and noncurrent assets and liabilities within Prepaid expenses and other current assets, Other long-term assets, Other current liabilities, and Other long-term liabilities in our consolidated balance sheets. We also classify cash flows related to discontinued operations as one line item within each category of cash flows in our consolidated statements of cash flows.
Earnings per Common Share—
The calculation of earnings per common share is based on the weighted-average number of our common shares outstanding during the applicable period. The calculation for diluted earnings per common share recognizes the effect of all potential dilutive common shares, including warrants, that were outstanding during the respective periods, unless their impact would be antidilutive. The calculation of earnings per common share also considers the effect of participating securities. Stock-based compensation awards that contain nonforfeitable rights to dividends and dividend equivalents, such as our nonvested restricted stock awards granted before 2014 and restricted stock units, are considered participating securities and are included in the computation of earnings per common share pursuant to the two-class method. In applying the two-class method, earnings are allocated to both common stock shares and participating securities based on their respective weighted-average shares outstanding for the period.
We use the if-converted method to include our convertible senior subordinated notes in our computation of diluted earnings per share. All other potential dilutive shares, including warrants, are included in our weighted-average diluted share count using the treasury stock method.
Treasury Stock—
Shares of common stock repurchased by us are recorded at cost as treasury stock. When shares are reissued, we use an average cost method to determine cost. The difference between the cost of the shares and the re-issuance price is added to or deducted from Capital in excess of par value. We account for the retirement of treasury stock as a reduction of retained earnings. However, due to our Accumulated deficit, the retirement of treasury stock is currently recorded as a reduction of Capital in excess of par value.
Comprehensive Income—
Comprehensive income is comprised of Net income and changes in unrealized gains or losses on available-for-sale securities and is included in the consolidated statements of comprehensive income.
Recent Accounting Pronouncements—
In May 2014, the FASB issued ASU 2014-09, “Revenue from Contracts with Customers” and has subsequently issued supplemental and/or clarifying ASUs (collectively “ASC 606”). ASC 606 outlines a five-step framework that intends to clarify the principles for recognizing revenue and eliminate industry-specific guidance. In addition, ASC 606 revises current disclosure requirements in an effort to help financial statement users better understand the nature, amount, timing, and uncertainty of revenue that is recognized. ASC 606 will be effective for our annual reporting period beginning on January 1, 2018, including interim periods within that year. Early adoption beginning on January 1, 2017 is permitted. ASC 606 may be applied retrospectively to each period presented or on a modified retrospective basis with the cumulative effect recognized as of the date of adoption. We are currently assessing the impact this guidance may have on our consolidated financial statements by analyzing our current portfolio of third-party payor contracts, including a review of historical accounting policies and practices to identify potential differences in applying the new guidance. We are also evaluating the nature and amount of data available to us in assessing implementation of ASC 606. Under ASC 606, substantially all amounts that were previously presented as Provision for doubtful accounts will be considered an implicit price concession in determining Net operating revenues. Amounts considered to be doubtful accounts under ASC 606 will be presented as a component of Total operating expenses within the consolidated statements of operations. We expect to adopt ASC 606 retrospectively effective January 1, 2018.
In February 2015, the FASB issued ASU 2015-02, “Consolidations (Topic 810) - Amendments to the Consolidation Analysis,” which provided guidance on evaluating whether a reporting entity should consolidate certain legal entities. Specifically, the amendments modified the evaluation of whether limited partnerships and similar legal entities are VIEs. Under this analysis, limited partnerships and other similar entities are considered a VIE unless the limited partners hold substantive kick-out rights or participating rights. Further, the amendments eliminated the presumption that a general partner should consolidate a limited partnership under the voting interest model, as well as affect the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships. This standard was effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. We elected to adopt this guidance using the modified retrospective approach. Our adoption of this guidance resulted in certain limited partnership-like entities that were previously consolidated as voting interest entities to now be consolidated as VIEs, for which additional disclosures are required. Our adoption of ASU 2015-02 did not have a material impact on our financial position, results of operations, or cash flows. See Note 3, Variable Interest Entities.
In January 2016, the FASB issued ASU No. 2016-01, “Financial Instruments - Overall (Topic 825): Recognition and Measurement of Financial Assets and Financial Liabilities.” This standard revises the classification and measurement of investments in certain equity investments and the presentation of certain fair value changes for certain financial liabilities measured at fair value. This revised standard requires the change in fair value of many equity investments to be recognized in net income. This revised standard is effective for our interim and annual periods beginning January 1, 2018. While we are currently assessing the impact this guidance may have on our consolidated financial statements, we expect to recognize mark to market gains and losses associated with our available-for-sale equity securities through Net income instead of Accumulated other comprehensive income. We continue to review the requirements of this revised standard and any potential impact it may have on our consolidated financial statements.
In February 2016, the FASB issued ASU 2016-02, “Leases (Topic 842),” in order to increase transparency and comparability by recognizing lease assets and liabilities on the balance sheet and disclosing key information about leasing arrangements. Under the new standard, lessees will recognize a right-of-use asset and a corresponding lease liability for all leases other than leases that meet the definition of a short-term lease. The liability will be equal to the present value of future minimum lease payments. The asset will be based on the liability, subject to adjustment, such as for initial direct costs. For income statement purposes, the FASB retained a dual model, requiring leases to be classified as either operating or finance. Operating leases will result in straight-line expense while finance leases will result in an expense pattern similar to current capital leases. Classification will be based on criteria that are similar to those applied in current lease accounting. This standard will be effective for our annual reporting period beginning on January 1, 2019. Early adoption is permitted. In transition, we will be required to recognize and measure leases beginning in the earliest period presented using a modified retrospective approach; therefore, we anticipate restating our consolidated financial statements for the two fiscal years prior to the year of adoption. While we are currently assessing the impact this guidance may have on our consolidated financial statements, we expect that virtually all of our existing operating leases will be reflected as right of use assets and liabilities on our consolidated balance sheets under the new standard. We do not expect to early adopt this standard. See Note 6, Property and Equipment, for disclosure related to our operating leases.
In March 2016, the FASB issued ASU 2016-09, “Improvements to Employee Share-Based Payment Accounting (Topic 718),” to simplify various aspects of share-based payment accounting and presentation. The new standard requires entities to record all of the tax effects related to share-based payments at settlement (or expiration) through the income statement. This change is required to be applied prospectively to all excess tax benefits and tax deficiencies resulting from settlements after the date of adoption of the ASU. The standard eliminates the requirement to delay recognition of a windfall tax benefit until it reduces current taxes payable. This change is required to be applied on a modified retrospective basis. In addition, all income tax-related cash flows resulting from share-based windfall tax benefits are required to be reported as operating activities on the statement of cash flows as opposed to the current presentation as an inflow from financing activities and an outflow from operating activities. Either prospective or retrospective transition of this provision is permitted. The standard also clarifies that all cash payments made to taxing authorities on the employees’ behalf for withheld shares should be presented as financing activities on the statement of cash flows on a retrospective basis. Finally, the standard allows entities to make an accounting policy election to either estimate forfeitures for each period or account for forfeitures as they occur. For HealthSouth, this guidance was effective for its annual reporting period beginning January 1, 2017, including interim periods within that reporting period. As a result of our adoption of this guidance effective January 1, 2017, we now record tax benefits in excess of compensation cost (“windfalls”) to Provision for income tax expense in our consolidated statement of operations. In addition, we elected to retrospectively apply the guidance governing presentation of windfalls on the statement of cash flows, which resulted in a reclassification of windfalls of $17.3 million from Cash flows from financing activities to Cash flows from operating activities for the year ended December 31, 2016. We also retrospectively applied the change to the presentation of cash payments made to taxing authorities on the employees’ behalf for withheld shares on our consolidated statements of cash flows for the years ended December 31, 2016, 2015, and 2014, which resulted in a reclassification of $11.6 million, $17.2 million, and $9.7 million, respectively, from Cash flows from operating activities to Cash flows from financing activities. We did not elect an accounting policy change to record forfeitures as they occur and thus will continue to estimate forfeitures at each period. Except for the adjustments discussed above, the adoption of this guidance did not have a material impact on our consolidated financial statements.
In June 2016, the FASB issued ASU 2016-13, “Financial Instruments – Credit Losses (Topic 326),” which provides guidance for accounting for credit losses on financial instruments. The new guidance introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments and modifies the impairment model for available-for-sale debt securities. The new guidance is effective for HealthSouth for the annual period beginning January 1, 2020, including interim periods within that reporting period. Early adoption is permitted for HealthSouth beginning January 1, 2019. We continue to review the requirements of this standard and any potential impact it may have on our consolidated financial statements.
In August 2016, the FASB issued ASU 2016-15, “Statement of Cash Flows (Topic 230), Classification of Certain Cash Receipts and Cash Payments,” to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. In addition, the standard clarifies when cash receipts and cash payments have aspects of more than one class of cash flows and cannot be separated, classification will depend on the predominant source or use. The new guidance requires retrospective application and is effective for HealthSouth for the annual reporting period beginning January, 1 2018, including interim periods within that reporting period. Early adoption is permitted. We continue to review the requirements of this standard and any potential impact it may have on our consolidated financial statements.
In November 2016, the FASB issued ASU 2016-18, “Statement of Cash Flows (Topic 230), Restricted Cash,” to clarify how entities should present restricted cash and restricted cash equivalents in the statement of cash flows. The new guidance requires amounts generally described as restricted cash and restricted cash equivalents be included with cash and cash equivalents when reconciling the total beginning and ending amounts for the periods shown on the statement of cash flows. The new guidance requires retrospective application and is effective for our annual reporting period beginning January 1, 2018, including interim periods within that reporting period. Early adoption is permitted. We continue to review the requirements of this revised standard and any potential impact it may have on our consolidated financial statements.
We do not believe any other recently issued, but not yet effective, accounting standards will have a material effect on our consolidated financial position, results of operations, or cash flows.